Other long-term debt (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: current portion of other long-term debt	$ (1,118,013,649)	$ (1,146,902,643)
Total other long-term debt	1,040,455,200	$ 1,404,814,439
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2019	699,880,624
2020	1,061,403,912
2021	397,184,313
2022	0
2023 and thereafter	0
Less: current portion of other long-term debt	(1,118,013,649)
Total other long-term debt	$ 1,040,455,200